Performance Management	Dec. 09, 2025
Leverage Shares 2X Long CNC Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long HUM Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long ELV Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long CI Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long SBET Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long OPEN Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long CIFR Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long DECK Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long TTD Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long UPS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long KMX Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long DOW Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long LRCX Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long KLAC Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long GRAB Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long DUOL Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long NVTS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long PBR Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long VALE Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long ZM Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long LYFT Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long LAC Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2X Long ASST Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.ThemesETFs.com
Performance Availability Phone [Text]	1-866-584-3637